Valuation of derivatives, interest cost from labor obligations and other financial items, net (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Valuation of Derivatives and Other Financial Items
For the years ended December 31, 2019, 2020 and 2021, valuation of derivatives and other financial items are as follows:

	For the years ended December 31,
	2019		2020		2021
Controlling interest:
Gain (loss) in valuation of derivatives, net	Ps.	4,432,023	Ps.	12,378,193	Ps.	(6,755,214)
Capitalized interest expense (Note 10 b)		2,233,358		1,771,613		1,527,259
Commissions		(2,820,477)		(1,135,082)		(1,071,935)
Interest cost of labor obligations (Note 18)		(11,377,054)		(13,105,693)		(14,375,520)
Interest expense on taxes		(516,522)		(59,032)		(243,075)
Dividend received (Note 4)		1,773,336		2,122,826		2,628,600
Gain on net monetary positions		4,267,194		3,262,512		4,876,842
Other financial cost (i)		(4,989,702)		(3,942,459)		(837,023)

Total with discontinued operations	Ps.	(6,997,844)	Ps.	1,292,878	Ps.	(14,250,066)

(i)	Includes discontinued operations of Tracfone (See note 2, Ac)